Derivative Financial Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Debt denominated in foreign currency designated as non-derivative net investment hedging instrument	$ 101	$ 116
Percentage of intercompany balance sheet exposure	100.00%
Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	6	11
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	6	11
Derivative instruments not designated as hedging instruments, asset, at fair value	29	24
Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	43	85
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	43	85
Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	10	4
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	10	4
Derivative instruments not designated as hedging instruments, liability, at fair value	35	31
Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	46	2
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	46	2
Foreign currency exchange contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Period of derivatives not designated as hedges	12 months	12 months
Foreign currency exchange contracts (cash flow hedges) [Member] | Other current assets [Member]
Derivatives not designated as hedges
Derivative instruments not designated as hedging instruments, asset, at fair value	29	23
Foreign currency exchange contracts (cash flow hedges) [Member] | Other current liabilities [Member]
Derivatives not designated as hedges
Derivative instruments not designated as hedging instruments, liability, at fair value	35	31
Commodity contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Period of derivatives not designated as hedges	12 months	12 months
Commodity contracts (cash flow hedges) [Member] | Other current assets [Member]
Derivatives not designated as hedges
Derivative instruments not designated as hedging instruments, asset, at fair value	0	1
Commodity contracts (cash flow hedges) [Member] | Other current liabilities [Member]
Derivatives not designated as hedges
Derivative instruments not designated as hedging instruments, liability, at fair value	0	0
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member]
Derivatives not designated as hedges
Period of derivatives designated as hedges	9 months to 21 years	6 months to 21 years
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	2	2
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	2	2
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	43	85
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	43	85
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member] | Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	0
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member] | Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	46	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	46	0
Fair Value Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain]
Derivatives not designated as hedges
Period of derivatives designated as hedges	1 year
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain]
Derivatives not designated as hedges
Period of derivatives designated as hedges		1 year
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain] | Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	1	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	1	0
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	2
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	2
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Period of derivatives designated as hedges	12 to 36 months	12 to 36 months
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	4	9
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	4	9
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member] | Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	9	4
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	9	4
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member] | Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Period of derivatives designated as hedges	12 months	12 months
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member] | Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member] | Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	2,390	1,290
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain]
Derivatives not designated as hedges
Derivative, Notional Amount	300	300
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	442	451
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	1	17
Not Designated as Hedging Instrument [Member] | Foreign currency exchange contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	4,165	4,997
Not Designated as Hedging Instrument [Member] | Commodity contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	$ 2	$ 19